Schedule of Investments (unaudited)
April 30, 2025
iShares® Large Cap Deep Buffer ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 98.8%
iShares Core S&P 500 ETF(a)(b)	451,050	$ 251,667,858
Total Long-Term Investments — 98.8% (Cost: $255,823,758)		251,667,858
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	1,119,976	1,119,976
Total Short-Term Securities — 0.5% (Cost: $1,119,976)		1,119,976
Options Purchased — 2.2% (Cost: $5,442,576)		5,591,535
Total Investments Before Options Written — 101.5% (Cost: $262,386,310)		258,379,369
Options Written — (1.5)% (Premiums Received: $(4,028,573))		(3,748,586)
Total Investments Net of Options Written — 100.0% (Cost: $258,357,737)		254,630,783
Other Assets Less Liabilities — 0.0%		83,764
Net Assets — 100.0%		$ 254,714,547

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 471,240	$ 648,736 (a)	$ —	$ —	$ —	$ 1,119,976	1,119,976	$ 15,722	$ —
iShares Core S&P 500 ETF	65,402,424	259,221,148	(72,834,628)	9,949,711	(10,070,797)	251,667,858	451,050	1,510,733	—
				$ 9,949,711	$ (10,070,797)	$ 252,787,834		$ 1,526,455	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	71	06/20/25	$ 1,983	$ (24,515)

Schedule of Investments (unaudited) (continued)
April 30, 2025
iShares® Large Cap Deep Buffer ETF
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Core S&P 500 ETF	4,546	07/02/25	USD	533.81	USD	253,649	$5,591,535
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	4,546	07/02/25	USD	595.45	USD	253,649	$(2,303,549)
Put
iShares Core S&P 500 ETF	4,546	07/02/25	USD	449.52	USD	253,649	(1,445,037)
							$(3,748,586)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 251,667,858	$ —	$ —	$ 251,667,858
Short-Term Securities
Money Market Funds	1,119,976	—	—	1,119,976
Options Purchased
Equity Contracts	5,591,535	—	—	5,591,535
	$ 258,379,369	$ —	$ —	$ 258,379,369
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (3,773,101)	$ —	$ —	$ (3,773,101)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments (unaudited) (continued)
April 30, 2025
iShares® Large Cap Deep Buffer ETF

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund